Schedule of other payables and accrued liabilities (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2025 USD ($)
Payables and Accruals [Abstract]
Advanced invoice amount percentage	80.00%
Retain invoice amount percentage	20.00%
Carrying amount of accounts receivable	$ 25,816
Interest expense	$ 41,881